Equity - Summary of Share Purchase Warrants (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2017 $ / shares shares
Disclosure of share purchase warrants [Abstract]
Outstanding at January 1, 2017	4,000
Issued (Note 18)	3,000
Exercised	(4,000)
Outstanding at December 31, 2017	3,000
Outstanding at January 1, 2017 | $ / shares	$ 0.51
Issued (Note 18) | $ / shares	$ 2.74
Exercised	0.51
Outstanding at December 31, 2017 | $ / shares	$ 2.74